RESEARCH AND DEVELOPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
RESEARCH AND DEVELOPMENT

16.	Research and Development

The Company incurred the following research and development expenses:

	Three months ended March 31, 2026	Three months ended March 31, 2025
Consulting and professional fees	$27,000	$39,831
Direct labor costs	169,815
Employee benefits plan expenses	3,439
Total	$200,254	$39,831

12.	Research and Development

The Company incurred the following research and development expenses:

	2025	2024
Consulting and professional fees	$147,496	$687,492
Direct labor costs	198,724	-
Employee benefits plan expenses	1,713	-
Total research and development	$347,933	$687,492